T. ROWE PRICE Retirement 2025 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 42 .5%
T. Rowe Price Funds:
New Income Fund  2,467,276 222,194 229,742 313,566,148 2,543,021
Limited Duration Inflation Focused
Bond Fund  1,754,959 442,984 274,572 409,621,245 1,925,220
International Bond Fund (USD
Hedged)  968,258 30,793 68,780 109,203,190 942,424
Dynamic Global Bond Fund  577,375 34,006 63,686 71,964,292 539,013
Emerging Markets Bond Fund  473,745 59,279 73,737 51,048,853 509,978
U.S. Treasury Long-Term Index
Fund  520,580 16,146 156,545 61,964,700 459,158
High Yield Fund  421,901 27,338 67,541 65,073,856 388,491
Dynamic Credit Fund  203,157 20,071 19,305 23,206,973 203,989
Floating Rate Fund  136,610 8,124 22,260 13,299,830 120,364
Total Bond Funds (Cost $ 8,245,455 ) 7,631,658
EQUITY FUNDS 55 .1%
T. Rowe Price Funds:
Value Fund  1,451,930 78,450 156,765 28,704,005 1,515,858
Growth Stock Fund  1,421,288 241,398 187,514 12,777,198 1,323,079
Hedged Equity Fund  988,738 64,272 131,680 71,572,868 952,635
International Value Equity Fund  851,742 28,540 173,281 30,779,242 819,343
Equity Index 500 Fund  972,299 23,677 127,198 4,489,370 802,789
U.S. Large-Cap Core Fund  1,014,980 70,316 285,924 17,622,438 784,551
Overseas Stock Fund  752,772 21,034 113,141 43,007,362 765,531
Real Assets Fund  679,932 26,462 210,440 32,144,378 674,710
International Stock Fund  644,267 59,205 96,089 27,198,032 613,044
Emerging Markets Discovery Stock
Fund  287,665 14,973 85,203 14,792,216 308,566
Mid-Cap Value Fund  319,707 17,677 79,785 8,244,132 293,821
Emerging Markets Stock Fund  238,304 7,595 47,068 5,668,226 286,472
Mid-Cap Growth Fund  338,068 18,285 91,910 2,600,090 263,207
New Horizons Fund (2) 142,621 39,862 25,561 2,941,232 168,033
Small-Cap Value Fund  205,101 18,299 69,685 2,954,024 164,539
Small-Cap Stock Fund  161,233 11,211 29,135 2,495,626 155,428
Total Equity Funds (Cost $ 5,529,931 ) 9,891,606
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  2,526 383,182 383,227 25,224 2,438
Total Other Mutual Funds (Cost $ 2,455 ) 2,438

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .4%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (3) 340,564 1,008,440 937,294 411,709,964 411,710
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.646%,
5/14/26 (4) 28,000,000 27,796
Total Short-Term Investments (Cost $ 439,502 ) 439,506
Total Investments in Securities 100.0%
(Cost $14,217,343) $ 17,965,208
Other Assets Less Liabilities (0.0)% (7,485)
Net Assets 100.0% $ 17,957,723
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 331 MSCI EAFE Index contracts 3/26 (52,383) $ (4,678)
Short, 19 Russell 2000 E-Mini Index contracts 3/26 (2,503) (77)
Short, 52 S&P 500 E-Mini Index contracts 3/26 (17,911) 298
Net payments (receipts) of variation margin to date 4,715
Variation margin receivable (payable) on open futures contracts $ 258

T. ROWE PRICE Retirement 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (70) $ 66 $ 11,221
Dynamic Global Bond Fund  (5,903) (8,682) 18,427
Emerging Markets Bond Fund  (7,775) 50,691 23,998
Emerging Markets Discovery Stock Fund  13,302 91,131 14,842
Emerging Markets Stock Fund  4,626 87,641 5,199
Equity Index 500 Fund  214,531 (65,989) 8,862
Floating Rate Fund  (401) (2,110) 7,381
Growth Stock Fund  288,047 (152,093) 1,526
Hedged Equity Fund  73,382 31,305 13,414
High Yield Fund  (3,080) 6,793 22,612
International Bond Fund (USD Hedged)  (3,405) 12,153 29,065
International Stock Fund  63,392 5,661 18,088
International Value Equity Fund  104,213 112,342 27,140
Limited Duration Inflation Focused Bond Fund  (15,300) 1,849 79,964
Mid-Cap Growth Fund  30,070 (1,236) 2,027
Mid-Cap Value Fund  20,440 36,222 6,193
New Horizons Fund  16,994 11,111 —
New Income Fund  (14,970) 83,293 91,020
Overseas Stock Fund  51,356 104,866 20,729
Real Assets Fund  52,998 178,756 25,294
Small-Cap Stock Fund  18,987 12,119 1,110
Small-Cap Value Fund  29,091 10,824 2,554
Transition Fund  (963) (43) 283
U.S. Large-Cap Core Fund  140,634 (14,821) 9,566
U.S. Treasury Long-Term Index Fund  (52,596) 78,977 15,369
Value Fund  96,185 142,243 22,234
U.S. Treasury Money Fund, 3.76% — — 9,701
Totals $ 1,113,785 # $ 813,069 $ 487,819 +

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $439,724 of the net realized gain (loss).
+ Investment income comprised $487,819 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2025 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2025 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F157-054Q3 02/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 7,631,658 $ — $ — $ 7,631,658
Equity Funds 9,891,606 — — 9,891,606
Other Mutual Funds 2,438 — — 2,438
Short-Term Investments 411,710 27,796 — 439,506
Total Securities 17,937,412 27,796 — 17,965,208
Futures Contracts* 298 — — 298
Total $ 17,937,710 $ 27,796 $ — $ 17,965,506
Liabilities
Futures Contracts* $ 4,755 $ — $ — $ 4,755
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.